Related Parties and Parties-In-Interest - Additional Information (Details) - EBP 014 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net realized/unrealized depreciation in fair value of investment	$ 13,760,024
Notes receivable from participants	$ 1,412,026	$ 1,794,909
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	46,678	51,367
Net realized/unrealized depreciation in fair value of investment	$ 94,682
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cash value of investments by the Plan	$ 764,593	$ 0